Significant Accounting Policies (Details 2) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 01, 2012 item	Aug. 31, 2012	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits			1 month
Data licensing arrangement term			1 year
Cost of revenues
Number of other cities and provinces in China to which the Pilot Program was expanded | item	8
Advertising expense
Advertising expenses			$ 81,200	$ 71,000		$ 33,200
Operating leases
Maximum initial lease term of office space			3 years
Allocated rental expenses from SINA			$ 24,678	42,360		44,305
Foreign currency
Foreign currency translation adjustments- loss			$ (7,874)	(1,450)	[1]	(174)	[1]
Segment reporting
Number of principal business segments | segment			2
Stock options
Stock-based compensation
Vesting period			4 years
Service-based restricted share units
Stock-based compensation
Vesting period			4 years
Rental expense
Operating leases
Allocated rental expenses from SINA			$ 3,500	4,000		3,200
Advertising and marketing revenues
Cost of revenues
VAT and surcharges (as a percent)			6.70%
Cultural business construction fees (as a percent)		3.00%	3.00%
Business tax and surcharges (as a percent)		5.60%
Taxes on advertising and marketing revenues			$ 35,300	$ 23,200		$ 12,500
Advertising and marketing revenues | Maximum
Revenue recognition
Period over social display ad arrangements allow customers to place advertisements on particular areas of the Group's platform in particular formats			3 months
Other revenues
Cost of revenues
VAT and surcharges (as a percent)			6.70%
Business tax and surcharges (as a percent)		5.60%

[1]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).